Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues from sale of products	$ 5,769	$ 6,832	$ 6,261
Revenues from development services	10,800	13,135	12,265
Revenues from license agreements and royalties	390	255	160
Total revenues	16,959	20,222	18,686
Cost of revenues from sale of products	4,727	6,440	4,927
Cost of revenues from development services	8,946	11,128	10,177
Cost of revenues from license agreements and royalties	32	20	4
Total cost of revenues	13,705	17,588	15,108
Gross profit	3,254	2,634	3,578
Research and development	14,320	8,878	7,467
Selling and marketing	5,765	4,936	4,844
General and administrative	8,448	8,202	6,768
Other (income) expenses	(13)	18	(211)
Total operating expenses	28,520	22,034	18,868
Operating loss	(25,266)	(19,400)	(15,290)
Finance income	4,017	2,048	10,651
Finance expense	(2,461)	(12,811)	(1,892)
Financing income (expenses), net	1,556	(10,763)	8,759
Loss before taxes on income	(23,710)	(30,163)	(6,531)
Taxes on income	(169)	(61)	(185)
Net loss	(23,879)	(30,224)	(6,716)
Other comprehensive income (loss):
Foreign currency translation adjustments	(21)	7	(13)
Total comprehensive loss	$ (23,900)	$ (30,217)	$ (6,729)
Loss per share data:
Basic net loss per share	$ (2.1)	$ (3.03)	$ (0.75)
Diluted net loss per share	$ (2.1)	$ (3.03)	$ (0.75)
Number of shares used in calculating basic loss per share	11,376,571	9,959,723	9,013,144
Number of shares used in calculating diluted loss per share	11,376,571	9,959,723	9,013,144